Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,607,000
Previously Paid Amount	0.00
Total Fee Amount	221.93
Total Offset Amount	0.00
Net Fee	221.93
Narrative - Max Aggregate Offering Price	$ 1,607,000
Final Prospectus	true